Reconciliation OF Financial Statements to Form 5500 - Summary of Reconciliation of Change in Net Assets Available for Benefits from Financial Statements to Form 5500 (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 239,282
Deemed distributions of participant loans for the current year	(121)
Deemed distributions of participant loans for the prior year	396
EBP, Form 5500 Caption, Net Income (Loss), Total	$ 239,557